Acquisitions - Schedule of Preliminary Allocation of The Total Purchase Price (Details) - Apollo Fusion Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jul. 01, 2021
Business Acquisition [Line Items]
Inventory	$ 131	$ 131	$ 131
Prepaid and other current assets	796	796	796
Property, plant and equipment	996	996	996
Right of use assets	163	163	163
Goodwill	58,251	58,893	58,251
Intangible assets	15,350	17,000	15,350
Other non-current assets	75	75	75
Total assets acquired	75,762	78,054	75,762
Accounts payable	(950)	(950)	(950)
Accrued expenses and other current liabilities	(1,939)	(836)	(1,939)
Operating lease obligation	(163)	(163)	(163)
Other non-current liabilities	(1,942)	(737)	(1,942)
Total liabilities assumed	(4,994)	(2,686)	(4,994)
Fair value of net assets acquired	70,768	$ 75,368	$ 70,768
Accounting Standards Update 2021-08 [Member]
Business Acquisition [Line Items]
Prepaid and other current assets	0
Property, plant and equipment	0
Right of use assets	0
Goodwill	2,308
Intangible assets	0
Other non-current assets	0
Total assets acquired	2,308
Accounts payable	0
Accrued expenses and other current liabilities	(1,103)
Operating lease obligation	0
Other non-current liabilities	(1,205)
Total liabilities assumed	(2,308)
Fair value of net assets acquired	0
Measurement Period Adjustment [Member]
Business Acquisition [Line Items]
Prepaid and other current assets	0
Property, plant and equipment	0
Right of use assets	0
Goodwill	(2,950)
Intangible assets	(1,650)
Other non-current assets	0
Total assets acquired	(4,600)
Accounts payable	0
Accrued expenses and other current liabilities	0
Operating lease obligation	0
Other non-current liabilities	0
Total liabilities assumed	0
Fair value of net assets acquired	$ (4,600)